Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Profit Before Income Taxes
The Company’s profit before income taxes consist of:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Cayman Islands	—	6,053,039	(5,359,465)	(769,839)
Hong Kong	—	5,855,270	18,479,616	2,654,431
China	—	384,098,580	474,699,082	68,186,257

Total profit before income taxes	—	396,006,889	487,819,233	70,070,849

Summary of Current and Deferred Component of Income Tax Expenses
The current and deferred component of income tax expenses which were substantially attributable to the Company’s PRC subsidiaries, VIE and subsidiaries of the VIE, are as follows:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Current income tax expense	132,155,767	121,777,474	91,994,704	13,214,212
Deferred income tax expense (benefit)	(12,752,767)	(32,694,920)	(9,034,211)	(1,297,683)

Total income tax expense	119,403,000	89,082,554	82,960,493	11,916,529

Summary of Principal Components of Deferred Tax Assets and Liabilities
The principal components of the deferred tax assets and liabilities are as follows:

	For the years ended December 31,
	2018	2019
	RMB	RMB	US$
Non-current deferred tax assets
Risk assurance liabilities	84,045,397	87,316,488	12,542,229
Accrued expense	2,048,984	9,778	1,405
Provision for credit losses	15,607,792	21,087,186	3,028,985
Customer advances	9,643,165	4,818,590	692,147
Unrealized gain on long-term investment	(11,009,130)	(11,009,130)	(1,581,363)
Unrealized loss for available-for-sale securities	(141,215)	—	—
Unrealized tax on capital gains	—	(1,554,966)	(223,357)
Net operating loss carry-forward	4,998,202	9,561,155	1,373,374
Less: valuation allowance	(4,998,202)	(9,561,155)	(1,373,374)
Non-current deferred tax assets, net	100,194,993	100,667,946	14,460,046

Non-current deferred tax liabilities
Acquisition of insurance brokerage license	—	(10,724,126)	(1,540,424)
Others	—	(1,605,803)	(230,659)
Non-current deferred tax liabilities	—	(12,329,929)	(1,771,083)

Summary of Reconciliation of Income Before the Provision of Income Taxes and Actual Provision for Income Taxes
Reconciliation between the income tax expense computed by applying the PRC tax rate to income before the provision of income taxes and the actual provision for income taxes is as follows:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Income before provision of income tax	468,460,432	396,006,889	487,819,233	70,070,849
PRC statutory income tax rate	25%	25%	25%	25%
Income tax at statutory tax rate	117,115,108	99,001,722	121,954,808	17,517,712
T ax rate differential	—	(2,010,958)	(36,157,163)	(5,193,651)
Over-accrued EIT for previous years	—	—	(39,664,283)	(5,697,418)
Impact of tax rate change on opening balance of deferred tax	—	—	36,367,754	5,223,901
Utilization of net operating loss carry-forward	—	—	(9,708,887)	(1,394,594)
Non-deductible expenses	80,537	7,970,647	22,277,780	3,200,002
Research and development super-deduction	—	(12,520,141)	(9,961,515)	(1,430,882)
Non-taxable income	(1,213,877)	(2,497,058)	(3,587,542)	(515,318)
Change in valuation allowance	3,421,232	(861,658)	1,439,541	206,777

Income tax expenses	119,403,000	89,082,554	82,960,493	11,916,529